Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 542,873,161	$ 53,293,212	$ 266,812,386	$ 27,532	$ 1,410,946	$ 5,743,692	$ 870,160,928
BAHAMAS
Total	245,187						245,187
BAHAMAS | Public Treasury
Total	245,187						245,187
BAHAMAS | Total National
Total	245,187						245,187
BOSNIA AND HERZEGOVINA
Total	138,457						138,457
BOSNIA AND HERZEGOVINA | Federal Administration of Civil Revenues
Total	138,457						138,457
BOSNIA AND HERZEGOVINA | Total National
Total	138,457						138,457
CANADA
Total		218,690					218,690
CANADA | Department of Natural Resources of Newfoundland and Labrador
Total		218,690					218,690
CANADA | Total National
Total	218,690						218,690
COLOMBIA
Total	117,212,089	1,224,741	2,191,789				120,628,619
COLOMBIA | Agencia Nacional de Minería (ANM)
Total		1,224,741					1,224,741
COLOMBIA | UAE Dirección de Impuestos y Aduanas Nacionales
Total	91,171,751						91,171,751
COLOMBIA | Ministerio de Hacienda y Crédito Público
Total			458,007				458,007
COLOMBIA | DIAN - Dirección de Impuestos y Aduanas Nacionales
Total	20,134,813						20,134,813
COLOMBIA | Dirección Distrital De Tesoreria
Total	1,974,443						1,974,443
COLOMBIA | Alcaldía Municipal De Ibagué
Total	1,905,224						1,905,224
COLOMBIA | Municipio De San Luis
Total	534,899						534,899
COLOMBIA | Municipio Los Patios Regalizas Arci
Total	409,113						409,113
COLOMBIA | Municipio De La Calera
Total	397,565						397,565
COLOMBIA | Municipio De Maceo
Total	197,345						197,345
COLOMBIA | Tesoreria Municipal De Cali
Total	131,795						131,795
COLOMBIA | Tesoreria Municipal De Palmira
Total	128,546						128,546
COLOMBIA | Alcaldía Municipal De Clemencia
Total	123,505						123,505
COLOMBIA | Municipio De Dosquebradas
Total	103,089						103,089
COLOMBIA | Enel Colombia S.A E.S.P
Total			827,601				827,601
COLOMBIA | Celsia Colombia S.A E.S.P.
Total			335,669				335,669
COLOMBIA | Infibague
Total			286,956				286,956
COLOMBIA | Energizett S.A E.S.P
Total			283,556				283,556
COLOMBIA | Total National
Total	111,306,564	1,224,741	458,007				112,989,313
COLOMBIA | Total Regional/Local
Total	5,905,525		1,733,782				7,639,307
CROATIA
Total	43,630,436		872,930			2,074,106	46,577,473
CROATIA | HŽ CARGO Ltd.
Total			353,419				353,419
CROATIA | Croatian Pension Institute
Total						1,050,229	1,050,229
CROATIA | Croatian Health Insurance Fund
Total						1,023,877	1,023,877
CROATIA | Porez i prirez na dohodak
Total	555,157						555,157
CROATIA | Državni proračun
Total	2,667,363						2,667,363
CROATIA | HEP Supply Ltd.
Total			519,511				519,511
CROATIA | Tax Administration of the Republic of Croatia
Total	1,145,913						1,145,913
CROATIA | MF CURH CARINARNICA SPLIT
Total	39,136,171
CROATIA | MF CURH CARINARNICA ZAGREB
Total	125,832
CROATIA | Total National
Total	4,368,433		872,930			2,074,106	7,315,470
CROATIA | Total Regional/Local
Total	39,262,003						39,262,003
CZECHIA
Total	24,009,787		319,908				24,329,694
CZECHIA | Czech Forests, State Enterprise
Total			106,621				106,621
CZECHIA | Specialized Tax Office
Total	21,694,128						21,694,128
CZECHIA | Customs Office Pardubice
Total	788,147						788,147
CZECHIA | Financial Administration of the Czech Republic
Total	746,728						746,728
CZECHIA | District Mining Authority-Královéhradecký Region
Total			213,286				213,286
CZECHIA | Tax Office for Pardubice Region
Total	780,783						780,783
CZECHIA | Total National
Total	23,229,003		106,621				23,335,625
CZECHIA | Total Regional/Local
Total	780,783		213,286				994,070
DOMINICAN REPUBLIC
Total	99,155,605		174,659			1,802,265	101,132,530
DOMINICAN REPUBLIC | Colector de Impuestos Internos
Total	60,572,931						60,572,931
DOMINICAN REPUBLIC | Colector de Aduanas
Total	6,330,779						6,330,779
DOMINICAN REPUBLIC | Direccion General De Aduana
Total	109,506						109,506
DOMINICAN REPUBLIC | Autoridad Portuaria Dominicana
Total	156,462						156,462
DOMINICAN REPUBLIC | Tesoreria de la Seguridad Social
Total						1,802,265	1,802,265
DOMINICAN REPUBLIC | Instituto Nacional de Formación Técnico Profesional
Total	105,054						105,054
DOMINICAN REPUBLIC | Inland Revenue Division" (IRD)
Total	31,880,874						31,880,874
DOMINICAN REPUBLIC | Distribuidora de Electricidad del Sur, S.A.
Total			174,659				174,659
DOMINICAN REPUBLIC | Total National
Total	99,155,605					1,802,265	100,957,871
DOMINICAN REPUBLIC | Total Regional/Local
Total			174,659				174,659
EGYPT
Total	21,742,421		39,118,841				60,861,262
EGYPT | National Service Projects Organization
Total			2,336,661				2,336,661
EGYPT | General Administration for Development Planning
Total	4,028,183						4,028,183
EGYPT | Abozabal Special Chemist/Military F
Total			635,740				635,740
EGYPT | Sundry Account Egp Customs
Total			7,831,124				7,831,124
EGYPT | Egypt Co Electricity Transportation
Total			13,859,141				13,859,141
EGYPT | Nile Petroleum Marketing Company
Total			13,210,439				13,210,439
EGYPT | Social Insurance Office for the Public Sector in Assiut
Total			411,795				411,795
EGYPT | Egyptian Environmental Affairs Agen
Total			214,805				214,805
EGYPT | Nasr City Social Insurance Office
Total	104,983						104,983
EGYPT | Large Tax Payer Center
Total	14,263,346						14,263,346
EGYPT | Egyptian Tax Authority
Total	2,502,190						2,502,190
EGYPT | General Office of Assiut Governorate
Total			125,680				125,680
EGYPT | Assiut Transport Society
Total			362,088				362,088
EGYPT | Kena Transport Society
Total			131,367				131,367
EGYPT | General Administration for Discount Collection
Total	843,719						843,719
EGYPT | Total National
Total	20,898,702		38,499,706				59,398,408
EGYPT | Total Regional/Local
Total	843,719		619,134				1,462,854
FRANCE
Total	16,182,993		4,418,345			149,560	20,750,898
FRANCE | Grand Port Fluvio-Maritime De L'axe
Total			3,398,784				3,398,784
FRANCE | Direction Générale des Finances Publiques
Total	15,976,640						15,976,640
FRANCE | Commune D'anneville Ambourville
Total			281,950				281,950
FRANCE | Commune Marolles Sur Seine
Total			300,039				300,039
FRANCE | Ddfip Herault
Total			247,262				247,262
FRANCE | Drfip Idf Et Dept Paris
Total	206,352						206,352
FRANCE | Mairie De Donzere
Total			190,310				190,310
FRANCE | Urssaf De Rouen
Total						149,560	149,560
FRANCE | Total National
Total	15,976,640		3,398,784				19,375,424
FRANCE | Total Regional/Local
Total	206,352		1,019,561			149,560	1,375,474
GERMANY
Total	35,143,879		1,066,452		1,402,871	436,924	38,050,126
GERMANY | Federal Office for Goods Transport
Total					1,215,017		1,215,017
GERMANY | Federal Central Tax Office
Total	2,929,227						2,929,227
GERMANY | District Office Friedrichshain-Kreuzberg
Total	233,918						233,918
GERMANY | Tax Office Bautzen
Total	1,407,003						1,407,003
GERMANY | Tax Office Coburg
Total	278,602						278,602
GERMANY | Tax Office Cottbus
Total	1,825,511						1,825,511
GERMANY | Tax Office Haldensleben
Total	205,403						205,403
GERMANY | Tax Office Pirna
Total	788,045						788,045
GERMANY | Tax Office Regensburg
Total	750,867						750,867
GERMANY | Tax Office Schrobenhausen
Total	442,873						442,873
GERMANY | Tax Office Strausberg
Total	24,470,197						24,470,197
GERMANY | Tax Office Weiden in der Oberpfalz
Total	118,585						118,585
GERMANY | Municipality Rüdersdorf near Berlin
Total			732,781				732,781
GERMANY | Municipality Weichering
Total			131,288				131,288
GERMANY | Main Customs Office Frankfurt/Oder
Total	989,848						989,848
GERMANY | Main Customs Office Hamburg Port
Total	300,183						300,183
GERMANY | State Office for Geology
Total					187,854		187,854
GERMANY | Market Municipality Helmstadt
Total			202,383				202,383
GERMANY | Saxon State Mining Authority
Total	183,805						183,805
GERMANY | City of Bischofswerda
Total	111,497						111,497
GERMANY | City Administration Neustadt
Total	108,314						108,314
GERMANY | Swn Municipal Utilities Neustadt GmbH
Total						436,924	436,924
GERMANY | Total National
Total	2,929,227				1,215,017		4,144,244
GERMANY | Total Regional/Local
Total	32,214,652		1,066,452		187,854	436,924	33,905,882
GUATEMALA
Total	12,359,879						12,359,879
GUATEMALA | Superintendencia de Administración Tributaria
Total	12,359,879						12,359,879
GUATEMALA | Total National
Total	12,359,879						12,359,879
GUYANA
Total	135,182						135,182
GUYANA | Guyana Revenue Authority (GRA)
Total	135,182						135,182
GUYANA | Total National
Total	135,182						135,182
ISRAEL
Total	27,216,703	48,673,216				145,143	76,035,061
ISRAEL | Concrete Transporters Organization
Total						145,143	145,143
ISRAEL | Israel Land Administration - Central
Total		18,533,528					18,533,528
ISRAEL | Israel Land Authority
Total		30,139,688					30,139,688
ISRAEL | Israel Tax Authority
Total	12,743,033						12,743,033
ISRAEL | Be'er Tuvia Regional Council
Total	751,427						751,427
ISRAEL | Emek Hefer Regional Council
Total	149,954						149,954
ISRAEL | Tamar - Dead Sea Regional Council
Total	135,966						135,966
ISRAEL | Al-Qasum Regional Council
Total	639,203						639,203
ISRAEL | Gilboa Regional Council
Total	298,316						298,316
ISRAEL | Modiin Region Regional Council
Total	4,735,053						4,735,053
ISRAEL | Carmel Coast Regional Council
Total	288,325						288,325
ISRAEL | Upper Galilee Regional Council
Total	142,657						142,657
ISRAEL | Negev Fields Regional Council (Gaza)
Total	136,902						136,902
ISRAEL | Local Council of Binyamina-Givat
Total	369,738						369,738
ISRAEL | Local Council of Zichron Yaakov
Total	343,327						343,327
ISRAEL | Local Council of Tur'an
Total	1,690,676						1,690,676
ISRAEL | Yavne Municipality
Total	120,823						120,823
ISRAEL | Netanya Municipality
Total	112,067						112,067
ISRAEL | Kiryat Gat Municipality
Total	132,051						132,051
ISRAEL | Ramat Gan Municipality
Total	338,268						338,268
ISRAEL | Eilat Municipality
Total	408,645						408,645
ISRAEL | Ashkelon Municipality
Total	129,593						129,593
ISRAEL | Beer Sheva Municipality
Total	211,649						211,649
ISRAEL | Beit Shemesh Municipality
Total	149,049						149,049
ISRAEL | Holon Municipality
Total	212,399						212,399
ISRAEL | Rishon LeZion Municipality
Total	105,535						105,535
ISRAEL | Rehovot Municipality
Total	136,486						136,486
ISRAEL | Shfaram Municipality
Total	137,074						137,074
ISRAEL | Israel Land Authority
Total	2,495,835						2,495,835
ISRAEL | Surrounding Shfaram Water Corporation .Ltd
Total	102,653						102,653
ISRAEL | Total National
Total	12,743,033	48,673,216				145,143	61,561,391
ISRAEL | Total Regional/Local
Total	14,473,669						14,473,669
JAMAICA
Total	13,254,735						13,254,735
JAMAICA | Tax Administration Jamaica, TAJ)
Total	13,254,735						13,254,735
JAMAICA | Total National
Total	13,254,735						13,254,735
MEXICO
Total	61,813,485	41,602	178,705,308	27,532	8,074		240,596,002
MEXICO | Distribution unit of government-owned electricity company
Total	4,208		329,269				333,477
MEXICO | Services unit of government-owned electricity company
Total			76,969,382				76,969,382
MEXICO | Transmission unit of government-owned electricity company
Total			169,609				169,609
MEXICO | Centro Nacional De Control De Energía
Total			11,024,311				11,024,311
MEXICO | Government-owned energy company
Total			79,400,404				79,400,404
MEXICO | Servicio de Administración Tributaria (SAT)
Total	54,697,940						54,697,940
MEXICO | Tesoreria De La Federacion
Total	500,265		2,240,782	12,951	6,984		2,760,983
MEXICO | Administracion del Sistema Portuario Nacional Tampico Sa de Cv
Total			626,982				626,982
MEXICO | Administracion del Sistema Portuario Nacional Manzanillo, S.A. de C.V.
Total			849,420				849,420
MEXICO | Administracion del Sistema Portuario Nacional Ensenada Sa de Cv
Total			1,501,427	14,581			1,516,008
MEXICO | Administracion del Sistema Porturar Nacional Coatzacoalcos, Sa de Cv
Total			841,793				841,793
MEXICO | Administración Portuaria Integral de Baja California Sur
Total			320,905				320,905
MEXICO | Administración Portuaria Integral de Guaymas
Total			1,108,163				1,108,163
MEXICO | Fideicomiso Para Apoyar Los Programas y Proyectos Para La Conservación de la Biodiversidad en el estado de Quintana Roo
Total	326,436	3,433	32,747		1,090		363,706
MEXICO | Municipio De Atotonilco De Tula
Total	1,150,033		1,325,094				2,475,127
MEXICO | Municipio De Benito Juarez
Total	18,967		120,691				139,658
MEXICO | Municipio De Ensenada
Total	271,642		39,576				311,218
MEXICO | Municipio De Huichapan
Total	512,053	29,630					541,683
MEXICO | Municipio De San Juan Del Rio Queretaro
Total	59,331		105,265				164,596
MEXICO | Municipio De La Ciudad De Monterrey
Total	1,008,260	1,619					1,009,879
MEXICO | Municipio De Merida Yucatan
Total	447,814	4,645					452,459
MEXICO | Municipio De La Colorada
Total	100,501						100,501
MEXICO | Municipio De San Pedro Garza Garcia Nl
Total	100,696						100,696
MEXICO | Municipio De Cuautinchan Puebla
Total	215,959						215,959
MEXICO | Municipio De Tecali De Herrera Pueb La
Total	196,781						196,781
MEXICO | Municipio De Tlalnepantla De Baz
Total	279,355						279,355
MEXICO | Tesoreria Municipal De Torreon
Total	132,953						132,953
MEXICO | Secretaria De Administracion Y Finanzas De La Ciudad De Mexico
Total	234,901		194,538				429,439
MEXICO | Secretaría de Administración y Finanzas de Yucatán
Total	713,926	2,276	571,017				1,287,218
MEXICO | Servicios De Agua Y Drenaje De Monterrey I.P.D
Total			668,964				668,964
MEXICO | Siapa
Total			255,480				255,480
MEXICO | Gobierno Del Estado De Mexico
Total	188,887						188,887
MEXICO | Tesoreria Del Gobierno De La Ciudad De Mexico
Total	652,579		9,488				662,066
MEXICO | Total National
Total	55,202,413		173,953,378	$ 27,532	6,984		229,190,308
MEXICO | Total Regional/Local
Total	6,611,072	41,602	4,751,929		$ 1,090		11,405,694
NICARAGUA
Total	11,733,569						11,733,569
NICARAGUA | Dirección General de Ingresos (DGI)
Total	11,733,569						11,733,569
NICARAGUA | Total National
Total	11,733,569						11,733,569
NETHERLANDS
Total	250,973						250,973
NETHERLANDS | Dutch Tax Authority - Belastingdienst
Total	250,973						250,973
NETHERLANDS | Total National
Total	250,973						250,973
PANAMA
Total	478,439	3,134,963	225,308			349,345	4,188,056
PANAMA | Tesoro Nacional de Panamá (RUC)
Total		3,134,963					3,134,963
PANAMA | Tesoro Nacional de Panamá (RUC)
Total	371,701						371,701
PANAMA | Tesoro Nacional de Panamá (RUC)
Total			119,516				119,516
PANAMA | Caja De Seguro Social
Total						349,345	349,345
PANAMA | Empresa Nacional De Autopistas S.A:
Total			105,792				105,792
PANAMA | Municipio De Panama
Total	106,738						106,738
PANAMA | Total National
Total	371,701	$ 3,134,963	225,308			349,345	4,081,317
PANAMA | Total Regional/Local
Total	106,738						106,738
PERU
Total	1,601,313		100,545				1,701,858
PERU | Superintendencia Nacional de Administración Tributaria (SUNAT)
Total	1,445,902						1,445,902
PERU | APM Terminals Callao S.A.
Total	155,411						155,411
PERU | Enel Distribución Peru S.A.A.
Total			100,545				100,545
PERU | Total National
Total	1,601,313		100,545				1,701,858
PHILIPPINES
Total	16,037,655		3,568,202				19,605,857
PHILIPPINES | Bureau of Internal Revenue
Total	14,638,391		11,215				14,649,606
PHILIPPINES | Philippine Ports Authority
Total			558,683				558,683
PHILIPPINES | Bureau of Treasury, FAO-DENR
Total			1,183,306				1,183,306
PHILIPPINES | City Treasurer of Antipolo
Total	730,642		1,131,065				1,861,707
PHILIPPINES | City Treasurer of Manila
Total	384,985		1,685				386,670
PHILIPPINES | City Treasurer of Naga, Cebu - Regional
Total	127,401		80,913				208,314
PHILIPPINES | Municipal Treasurer of Binango - Regional
Total	156,237		139				156,376
PHILIPPINES | Province of Cebu
Total			259,016				259,016
PHILIPPINES | Apo Land And Quarry Corp.-MPSA
Total			342,180				342,180
PHILIPPINES | Total National
Total	14,638,391		1,753,203				16,391,594
PHILIPPINES | Total Regional/Local
Total	1,399,264		1,814,999				3,214,263
POLAND
Total	1,466,144		4,492,285				5,958,428
POLAND | Lubelski Urząd Skarbowy W Lublinie
Total	1,319,017						1,319,017
POLAND | Narodowy Fundusz Ochrony
Total			553,970				553,970
POLAND | Państwowy Fundusz Rehabilitacji
Total			249,450				249,450
POLAND | Sieć Badawacza Łukasiewicz -Instyt
Total			259,539				259,539
POLAND | Krajowa Administracja Skarbowa, KAS
Total	3,840,000						3,840,000
POLAND | Gmina Klucze
Total			593,373				593,373
POLAND | Miejskie Przeds. Gospod. Komunalnej
Total			606,448				606,448
POLAND | Miejsko-Przemys#Owa Oczyszczalnia
Total			780,985				780,985
POLAND | Regionalna Dyr. Lasów Państwowych
Total			204,761				204,761
POLAND | Urząd Gminy Klucze
Total	80,895		270,704				351,599
POLAND | Urząd Gminy Mstów
Total	285,958		80,856				366,814
POLAND | Urząd Gminy Rędziny
Total	921,707		139				921,846
POLAND | Urząd Gminy Troszyn
Total	133,644		45,889				179,533
POLAND | Urząd Gminy W Kamieniu
Total	199,547		8,397				207,944
POLAND | Urząd Marszałkowski W. Finansowy Rudniki
Total			403,083				403,083
POLAND | Urząd Miasta Chełma
Total	2,141,139		317,677				2,458,816
POLAND | Urząd Miasta Gdynia
Total	109,462		71,572				181,034
POLAND | Urzad Miejski Skarszewy
Total	114,774		45,441				160,215
POLAND | Total National
Total	2,520,983		1,062,959				1,458,024
POLAND | Total Regional/Local
Total	3,987,127		3,429,325				7,416,452
PUERTO RICO
Total	6,033,482						6,033,482
PUERTO RICO | Secretaría de Hacienda de Puerto Rico
Total	4,561,779						4,561,779
PUERTO RICO | Centro de Recaudación de Ingresos Municipales (CRIM)
Total	855,776						855,776
PUERTO RICO | Corporación del Fondo del Seguro del Estado
Total	101,936						101,936
PUERTO RICO | Departamento de Hacienda
Total	180,730						180,730
PUERTO RICO | Municipio Autónomo de Ponce
Total	333,261						333,261
PUERTO RICO | Total National
Total	5,700,221						5,700,221
PUERTO RICO | Total Regional/Local
Total	333,261						333,261
SPAIN
Total	1,014,000		1,445,215				2,459,215
SPAIN | Agencia Estatal de Administración Tributaria, AEAT
Total	1,014,000						1,014,000
SPAIN | Autoridad Portuaria de Baleares
Total			1,001,007				1,001,007
SPAIN | Autoridad Portuaria de Motril
Total			118,096				118,096
SPAIN | Ports de la Generalitat
Total			326,112				326,112
SPAIN | Total National
Total	1,014,000						1,014,000
SPAIN | Total Regional/Local
Total			1,445,215				1,445,215
TRINIDAD AND TOBAGO
Total	1,438,011						1,438,011
TRINIDAD AND TOBAGO | Board of Inland Revenue, BIR
Total	1,438,011						1,438,011
TRINIDAD AND TOBAGO | Total National
Total	1,438,011						1,438,011
UNITED ARAB EMIRATES
Total	1,503,944		20,952,806				22,456,749
UNITED ARAB EMIRATES | Adnoc Distribution
Total			275,379				275,379
UNITED ARAB EMIRATES | Enoc Bunkering International Llc.
Total			1,524,274				1,524,274
UNITED ARAB EMIRATES | Enoc Retail Llc.
Total			167,032				167,032
UNITED ARAB EMIRATES | Abu Dhabi Distribution Co.
Total			310,955				310,955
UNITED ARAB EMIRATES | Dubai Electricity & Water Authority
Total			7,427,426				7,427,426
UNITED ARAB EMIRATES | Abu Dhabi National Insurance
Total			104,986				104,986
UNITED ARAB EMIRATES | Dp World Uae Region Fze
Total			441,655				441,655
UNITED ARAB EMIRATES | EITIC
Total			102,386				102,386
UNITED ARAB EMIRATES | Etisalat
Total			168,616				168,616
UNITED ARAB EMIRATES | Roads & Transport Authority
Total			108,655				108,655
UNITED ARAB EMIRATES | Federal Tax Authority
Total	1,503,944						1,503,944
UNITED ARAB EMIRATES | Dubai Real Estate Corporation
Total			348,566				348,566
UNITED ARAB EMIRATES | Emirates Cement Factory (Arkan Ceme)
Total			7,704,601				7,704,601
UNITED ARAB EMIRATES | Sharjah Cement Factory
Total			2,268,275				2,268,275
UNITED ARAB EMIRATES | Total National
Total	1,503,944		10,631,363				12,135,307
UNITED ARAB EMIRATES | Total Regional/Local
Total			10,321,442				10,321,442
UNITED KINGDOM
Total	13,224,569		3,507,960				16,732,529
UNITED KINGDOM | Amber Valley Borough Council
Total							4,364
UNITED KINGDOM | CBI
Total							276,288
UNITED KINGDOM | Cheshire West & Chester Council
Total							1,370
UNITED KINGDOM | Environment Agency
Total							1,131,474
UNITED KINGDOM | Leeds City Council
Total							17,797
UNITED KINGDOM | Network Rail
Total							1,399,309
UNITED KINGDOM | Rugby Borough Council
Total							131,831
UNITED KINGDOM | Salford City Council
Total							12,575
UNITED KINGDOM | Sheffield City Council ‘RATES ONLY'
Total							9,194
UNITED KINGDOM | South Derbyshire District Coun
Total							20,899
UNITED KINGDOM | South Kesteven District Council
Total							7,580
UNITED KINGDOM | Southampton City Council
Total							11,668
UNITED KINGDOM | St Albans City & District Council
Total							23,080
UNITED KINGDOM | Stafford Borough Council
Total							12,066
UNITED KINGDOM | Stratford on Avon District Cou
Total							6,049
UNITED KINGDOM | Thurrock Borough Council
Total							74,057
UNITED KINGDOM | Central National Tax Authority - HMRC
Total							1,220,000
UNITED KINGDOM | Amber Valley Borough Council
Total	105,952						105,952
UNITED KINGDOM | Basingstoke & Deane Borough Co
Total	142,039						142,039
UNITED KINGDOM | Braintree District Council
Total	522,649						522,649
UNITED KINGDOM | Brighton & Hove City Council
Total	117,128						117,128
UNITED KINGDOM | Central Bedfordshire Council
Total	493,264						493,264
UNITED KINGDOM | Cheshire West & Chester Council
Total	100,680						100,680
UNITED KINGDOM | Coventry City Council
Total	330,023						330,023
UNITED KINGDOM | Flintshire County Council
Total	132,318		15,072				147,390
UNITED KINGDOM | Gravesham Borough Council
Total	361,467						361,467
UNITED KINGDOM | Greenwich Council
Total	403,762						403,762
UNITED KINGDOM | Guildford Borough Council
Total	115,855						115,855
UNITED KINGDOM | Hart District Council
Total	210,879						210,879
UNITED KINGDOM | High Peak Borough Council
Total	1,185,300						1,185,300
UNITED KINGDOM | Horsham District Council
Total	129,860						129,860
UNITED KINGDOM | Leeds City Council
Total	248,031						248,031
UNITED KINGDOM | Lincolnshire County Council
Total	119,782						119,782
UNITED KINGDOM | London Borough Of Barking & Da
Total	692,640						692,640
UNITED KINGDOM | London Borough Of Enfield Council
Total	112,155						112,155
UNITED KINGDOM | London Borough Of Hammersmith and F
Total	200,997						200,997
UNITED KINGDOM | Malvern Hills District Council
Total	226,681						226,681
UNITED KINGDOM | Medway Council
Total	128,279						128,279
UNITED KINGDOM | Milton Keynes Council
Total	114,595		8,052				122,647
UNITED KINGDOM | Newark & Sherwood District Cou
Total	147,422						147,422
UNITED KINGDOM | North Kesteven District Council
Total	260,490						260,490
UNITED KINGDOM | North Lincolnshire Council
Total	350,748						350,748
UNITED KINGDOM | Portal Plan Quest Ltd
Total			139,705				139,705
UNITED KINGDOM | Royal Borough Of Windsor & Mai
Total	383,109						383,109
UNITED KINGDOM | Rugby Borough Council
Total	1,738,803						1,738,803
UNITED KINGDOM | Rushcliffe Borough Council
Total	126,048						126,048
UNITED KINGDOM | Salford City Council
Total	177,689						177,689
UNITED KINGDOM | Sheffield City Council ‘RATES ONLY'
Total	105,404						105,404
UNITED KINGDOM | Scottish & Southern Electricity
Total			191,902				191,902
UNITED KINGDOM | Solihull Metropolitan Borough
Total	179,454						179,454
UNITED KINGDOM | South Cambridgeshire District
Total	195,998		13,628				209,627
UNITED KINGDOM | South Derbyshire District Coun
Total	293,361						293,361
UNITED KINGDOM | South Kesteven District Council
Total	105,244						105,244
UNITED KINGDOM | Southampton City Council
Total	272,891						272,891
UNITED KINGDOM | St Albans City & District Council
Total	263,982						263,982
UNITED KINGDOM | Stafford Borough Council
Total	149,768						149,768
UNITED KINGDOM | Stratford on Avon District Cou
Total	95,067						95,067
UNITED KINGDOM | Thurrock Borough Council
Total	964,754						964,754
UNITED KINGDOM | Total National
Total	1,220,000		3,139,600				4,359,600
UNITED KINGDOM | Total Regional/Local
Total	12,004,569		368,360				12,372,929
UNITED STATES
Total	15,850,225		5,651,834			786,348	22,288,406
UNITED STATES | Internal Revenue Service (IRS)
Total	12,339,917						12,339,917
UNITED STATES | Broward County Board Of County Comm
Total			1,031,909				1,031,909
UNITED STATES | Miami-Dade Water And Sewer Dept
Total			348,916				348,916
UNITED STATES | City of Phoenix
Total			147,112				147,112
UNITED STATES | Colorado Dept of Public Health and
Total			750,237				750,237
UNITED STATES | Air Resources Board California
Total			886,013				886,013
UNITED STATES | City of Santa Clara
Total			133,998				133,998
UNITED STATES | City of West Sacramento
Total			582,311				582,311
UNITED STATES | Pyramid Lake Paiute Tribe
Total	6,658		126,175				132,834
UNITED STATES | County of Yolo
Total			404,978				404,978
UNITED STATES | City of Longmont
Total			155,212				155,212
UNITED STATES | City of Pensacola
Total			464,754				464,754
UNITED STATES | City of Bell
Total						476,100	476,100
UNITED STATES | Mojave Desert Air Quality Mgmt
Total			517,156				517,156
UNITED STATES | Edwards Aquifer Authority
Total						184,364	184,364
UNITED STATES | Mojave Water Agency
Total						125,884	125,884
UNITED STATES | California State tax
Total	2,832,481						2,832,481
UNITED STATES | Arizona State tax
Total	1,380,000						1,380,000
UNITED STATES | Texas State tax
Total	1,870,350						1,870,350
UNITED STATES | Louisiana State tax
Total	157,803						157,803
UNITED STATES | Tennessee State tax
Total	950,000						950,000
UNITED STATES | South Carolina State tax
Total	502,977						502,977
UNITED STATES | North Carolina State tax
Total	1,475,000						1,475,000
UNITED STATES | Arizona Dept Of Environmental Quality
Total			103,061				103,061
UNITED STATES | Total National
Total	12,339,917						12,339,917
UNITED STATES | Total Regional/Local
Total	$ 3,510,307		$ 5,651,834			$ 786,348	$ 9,948,489